INCOME TAXES (Schedule of Deferred Income Tax Assets) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Accounts receivable	$ 2,729,700	$ 966,148
Tax loss carry forwards	691,350	548,571
Advertising expense	1,151,432	529,063
Accrued expenses and other current liabilities		100,548
Total deferred income tax assets	4,572,482	2,144,330
Valuation allowance	(2,347,093)	(598,117)	(731,828)	(424,967)
Deferred income tax assets, net	2,225,389	1,546,213
Net deferred income tax assets-current	2,055,596	1,546,213
Net deferred income tax assets-non-current (included in other non-current assets)	$ 169,793